Goodwill and Other Intangible Assets (Details 2) (USD $)	12 Months Ended			0 Months Ended
	Dec. 31, 2014 segment	Dec. 31, 2013	Dec. 31, 2012 segment	Dec. 31, 2012	Dec. 31, 2011
Acquisitions
Goodwill	$ 25,479,595	$ 25,479,595	$ 25,462,675	$ 25,462,675	$ 23,982,454
Goodwill acquired	0	16,920	1,480,221
Other disclosures
Number of reporting units	3		4
David Holmes Agency, Inc.
Acquisitions
Goodwill			586,445	586,445
Intangible assets			136,991	136,991
Cash paid for acquisition			361,718
David Holmes Agency, Inc. | 3.00% note payable
Acquisitions
Note payable for fixed assets and other intangible assets acquired			361,718
Period for payment of note payable			24 months
Interest rate of note payable (as a percent)			3.00%	3.00%
Principal payments on the note			198,619
Interest payments on the note			3,493
Schenectady Insuring Agency, Inc.
Acquisitions
Goodwill			1,497,141	1,497,141
Intangible assets			929,031	929,031
Cash paid for acquisition			795,149
Note payable for fixed assets and other intangible assets acquired				1,000,000
Period for payment of note payable				24 months
Interest rate of note payable (as a percent)			3.00%	3.00%
Acquire capital stock (as a percent)			100.00%	100.00%
Schenectady Insuring Agency, Inc. | 3.00% note payable
Acquisitions
Principal payments on the note	507,490	492,510
Interest payments on the note	$ 8,285	$ 23,265